UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck VIP Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 90.6%
Brazil: 6.3%
492,000	BB Seguridade Participacoes SA	$4,063,911
90,000	Estacio Participacoes SA	295,858
34,000	Ouro Fino Saude Animal Participacoes SA	414,167
133,000	Smiles SA	1,405,957
212,000	Valid Solucoes SA	1,771,162
		7,951,055
China / Hong Kong: 26.7%
350,000	AIA Group Ltd. #	1,989,407
8,465	Baidu, Inc. (ADR) *	1,615,799
2,152,000	Beijing Enterprises Water Group Ltd. #	1,350,210
1,134,000	Boer Power Holdings Ltd. #	895,360
1,396,100	CAR, Inc. * #	1,639,040
3,588,969	China Animal Healthcare Ltd. * # §	601,450
317,000	China Medical System Holdings Ltd. #	439,995
5,016,000	Chongqing Rural Commercial Bank Co. Ltd. #	2,655,377
5,424,000	EVA Precision Industrial Holdings Ltd. #	804,997
331,000	Galaxy Entertainment Group Ltd. #	1,240,502
142,900	JD.com, Inc. (ADR) *	3,786,850
840,000	Phoenix Healthcare Group Co. Ltd. #	931,299
643,000	Ping An Insurance Group Co. of China Ltd. #	3,089,770
314,991	Shanghai International Airport Co. Ltd. #	1,467,499
370,000	Sinopharm Group Co. Ltd. #	1,662,581
535,000	Techtronic Industries Co. #	2,122,853
162,000	Tencent Holdings Ltd. #	3,314,077
1,787,000	Wasion Group Holdings Ltd. #	941,900
5,532,000	Xinyi Solar Holdings Ltd. #	1,959,399
329,987	Zhengzhou Yutong Bus Co. Ltd. #	988,528
		33,496,893
Egypt: 0.9%
258,750	Commercial International Bank Egypt SAE	1,119,799
Hungary: 1.6%
102,000	Richter Gedeon Nyrt #	2,031,961
India: 14.4%
390,000	Axis Bank Ltd. #	2,622,879
244,000	Cadila Healthcare Ltd. #	1,167,783
1,225,000	Dish TV India Ltd. * #	1,627,391
467,000	Fortis Healthcare Ltd. * #	1,234,417
57,700	Glenmark Pharmaceuticals Ltd. #	692,566
59,000	HCL Technologies Ltd. #	724,513
222,000	LIC Housing Finance Ltd. #	1,645,815
309,000	Mundra Port & Special Economic Zone Ltd. #	1,158,123
205,800	Phoenix Mills Ltd.	932,312
137,000	Strides Shasun Ltd. #	2,250,574
138,408	VA Tech Wabag Ltd. #	1,080,036
227,000	Yes Bank Ltd. #	2,972,277
		18,108,686
Indonesia: 2.5%
3,191,000	Link Net Tbk PT * #	987,579
1,517,200	Matahari Department Store Tbk PT #	2,099,447
		3,087,026
Jordan: 1.1%
48,000	Hikma Pharmaceuticals Plc (GBP) #	1,363,031
Kazakhstan: 0.5%
149,000	Halyk Savings Bank of Kazakhstan JSC (GDR) Reg S	625,800
Kenya: 1.0%
7,886,000	Safaricom Ltd. #	1,304,899
Mexico: 1.4%
476,000	Qualitas Controladora SAB de CV *	556,527
411,000	Unifin Financiera SAPI de CV SOFOM ENR	1,151,608
		1,708,135
Nigeria: 0.3%
4,980,000	Guaranty Trust Bank Plc #	357,915
Peru: 2.4%
22,560	Credicorp Ltd. (USD)	2,955,586
Philippines: 2.2%
1,703,000	Robinsons Retail Holdings, Inc. #	2,738,004
Russia: 1.2%
10,090	Magnit PJSC #	1,574,524
South Africa: 6.6%
690,000	Life Healthcare Group Holdings Ltd. #	1,665,429
36,800	Naspers Ltd. #	5,129,911
112,000	Spar Group Ltd.	1,509,644
		8,304,984
South Korea: 2.0%
1,650	LG Household & Health Care Ltd. #	1,364,315
14,380	Woongjin Coway Co. Ltd. #	1,211,183
		2,575,498
Spain: 1.7%
116,000	CIE Automotive SA #	2,085,793
Switzerland: 1.7%
38,300	Luxoft Holding, Inc. (USD) *	2,107,649
Taiwan: 8.7%
1,496,000	Advanced Semiconductor Engineering, Inc. #	1,732,851
297,800	Aerospace Industrial Development Corp. #	390,407
375,000	Catcher Technology Co. Ltd. #	3,073,408
18,000	Largan Precision Co. Ltd. #	1,395,164
103,420	Poya Co. Ltd. #	1,099,821
649,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	3,237,103
		10,928,754
Thailand: 2.1%
1,643,000	CP ALL PCL #	2,133,979
17,000	Kasikornbank PCL (NVDR) #	83,477
90,000	Kasikornbank PCL #	447,594
		2,665,050
Turkey: 2.5%
106,283	AvivaSA Emeklilik ve Hayat AS	731,360
4,071,166	Turkiye Sinai Kalkinma Bankasi AS #	2,384,293
		3,115,653
United Kingdom: 2.3%
40,400	Bank of Georgia Holdings Plc #	1,176,384
1,235,312	Hirco Plc * # §	0
240,000	International Personal Finance Plc #	1,004,182
1,622,896	Raven Russia Ltd. * #	690,431
		2,870,997
United States: 0.5%
13,400	First Cash Financial Services, Inc.	617,204
Total Common Stocks (Cost: $117,695,298)		113,694,896
PREFERRED STOCKS: 3.2%
Brazil: 1.3%
183,600	Itau Unibanco Holding SA	1,593,636
Colombia: 1.1%
148,000	Banco Davivienda SA	1,355,450
South Korea: 0.8%
1,123	Samsung Electronics Co. Ltd. #	1,087,265
Total Preferred Stocks (Cost: $4,743,815)		4,036,351
REAL ESTATE INVESTMENT TRUST: 1.2% (Cost: $1,676,675)
Mexico: 1.2%
810,800	TF Administradora Industrial, S de RL de CV	1,507,361
WARRANTS: 1.5%
Luxembourg: 1.5%
27,000	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) * # (a)	502,362
257,333	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) * # (b)	1,398,371
Total Warrants (Cost: $2,485,478)		1,900,733
MONEY MARKET FUND: 3.4% (Cost: $4,226,487)
4,226,487	AIM Treasury Portfolio - Institutional Class	4,226,487
Total Investments: 99.9% (Cost: $130,827,753)		125,365,828
Other assets less liabilities: 0.1%		145,345
NET ASSETS: 100.0%		$125,511,173

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $18.40. The security is linked to the performance of Almarai Co.
(b)	Issue price $12.75. The security is linked to the performance of Samba Financial Group.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $91,021,701 which represents 72.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $601,450 which represents 0.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	17.6%	$22,105,566
Consumer Staples	7.8	9,822,828
Financials	31.7	39,728,726
Health Care	11.5	14,455,253
Industrials	7.3	9,115,116
Information Technology	16.9	21,189,128
Telecommunication Services	1.8	2,292,478
Utilities	2.0	2,430,246
Money Market Fund	3.4	4,226,487
	100.0%	$125,365,828

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$7,951,055	$—	$—	$7,951,055
China / Hong Kong	5,402,649	27,492,794	601,450	33,496,893
Egypt	1,119,799	—	—	1,119,799
Hungary	—	2,031,961	—	2,031,961
India	932,312	17,176,374	—	18,108,686
Indonesia	—	3,087,026	—	3,087,026
Jordan	—	1,363,031	—	1,363,031
Kazakhstan	625,800	—	—	625,800
Kenya	—	1,304,899	—	1,304,899
Mexico	1,708,135	—	—	1,708,135
Nigeria	—	357,915	—	357,915
Peru	2,955,586	—	—	2,955,586
Philippines	—	2,738,004	—	2,738,004
Russia	—	1,574,524	—	1,574,524
South Africa	1,509,644	6,795,340	—	8,304,984
South Korea	—	2,575,498	—	2,575,498
Spain	—	2,085,793	—	2,085,793
Switzerland	2,107,649	—	—	2,107,649
Taiwan	—	10,928,754	—	10,928,754
Thailand	—	2,665,050	—	2,665,050
Turkey	731,360	2,384,293	—	3,115,653
United Kingdom	—	2,870,997	0	2,870,997
United States	617,204	—	—	617,204
Preferred Stocks
Brazil	1,593,636	—	—	1,593,636
Colombia	1,355,450	—	—	1,355,450
South Korea	—	1,087,265	—	1,087,265
Real Estate Investment Trust*	1,507,361	—	—	1,507,361
Warrants*	—	1,900,733	—	1,900,733
Money Market Fund	4,226,487	—	—	4,226,487
Total	$34,344,127	$90,420,251	$601,450	$125,365,828

* See Schedule of Investments for security type and geographic sector breakouts

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $1,711,361 and transfers from Level 2 to Level 1 were $11,193,639. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2015	$602,017	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(567)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2016	$601,450	$0

See Notes to Schedule of Investments

VANECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Fund.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2016 was $131,424,430 and net unrealized depreciation aggregated to $6,058,602 of which $11,836,081 related to appreciated securities and $17,894,683 related to depreciated securities.

Subsequent Event - Effective May 1, 2016, Van Eck Global and its businesses and investment offerings are operating under the single global brand VanEck. Accordingly, the Van Eck VIP Trust is now known as the VanEck VIP Trust.

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.3%
Australia: 11.9%
300,392	Evolution Mining Ltd. #	$345,601
528,968	Gold Road Resources Ltd. * #	172,934
176,800	Gryphon Minerals Ltd. * #	9,795
26,100	Newcrest Mining Ltd. * #	337,759
84,000	Northern Star Resources Ltd. #	219,111
74,839	OceanaGold Corp. (CAD)	205,717
125,000	Saracen Mineral Holdings Ltd. * #	92,343
		1,383,260
Canada: 65.5%
6,537	Agnico-Eagle Mines Ltd.	236,515
14,500	Agnico-Eagle Mines Ltd. (USD)	524,320
2,100	Alamos Gold, Inc.	11,125
65,854	Alamos Gold, Inc. (USD)	348,368
134,800	Argonaut Gold, Inc. *	197,205
11,000	Asanko Gold, Inc. *	23,376
28,700	Asanko Gold, Inc. (USD) *	61,131
112,877	AuRico Metals, Inc. *	65,184
25,880	AuRico Metals, Inc. (USD) *	14,897
122,017	B2Gold Corp. *	202,931
284,000	B2Gold Corp. (USD) *	471,440
17,600	Barrick Gold Corp. (USD)	239,008
40,700	Bear Creek Mining Corp. *	40,739
132,700	Belo Sun Mining Corp. *	60,283
123,900	Continental Gold, Inc. *	164,087
45,300	Corvus Gold, Inc. *	24,765
21,000	Corvus Gold, Inc. (USD) *	11,134
17,000	Detour Gold Corp. *	267,680
53,900	Eastmain Resources, Inc. *	16,393
85,000	Eldorado Gold Corp. (USD)	268,600
46,300	First Mining Finance Corp. *	14,260
9,500	Fortuna Silver Mines, Inc. (USD) *	37,050
3,800	Franco-Nevada Corp. (USD)	233,244
33,800	Goldcorp, Inc. (USD)	548,574
67,500	Guyana Goldfields, Inc. *	235,438
423,200	Integra Gold Corp. *	166,184
15,400	Kinross Gold Corp. (USD) *	52,360
24,000	Kirkland Lake Gold, Inc. *	154,672
71,700	Klondex Mines Ltd. *	191,568
12,300	Lundin Gold, Inc. *	43,565
17,200	MAG Silver Corp. (USD) *	162,368
2,500	New Gold, Inc. *	9,336
56,800	New Gold, Inc. (USD) *	211,864
20,800	Newcastle Gold Ltd. *	6,406
38,900	Newmarket Gold, Inc. *	64,696
25,500	NovaGold Resources, Inc. (USD) *	128,520
224,200	Orezone Gold Corp. *	86,314
8,200	Osisko Gold Royalties Ltd.	87,572
72,300	Premier Gold Mines Ltd. *	172,574
8,200	Pretium Resources, Inc. *	44,007
11,000	Pretium Resources, Inc. (USD) *	58,850
6,000	Richmont Mines, Inc. (USD) * Reg S	33,840
138,600	Roxgold, Inc. * 144A	92,845
192,700	Sabina Gold and Silver Corp. *	136,504
103,400	Semafo, Inc. *	368,617
20,200	Silver Wheaton Corp. (USD)	334,916
4,500	Sulliden Mining Capital, Inc. *	1,039
19,400	TMAC Resources, Inc. * Reg S	134,437
206,100	Torex Gold Resources, Inc. *	288,818
13,323	Yamana Gold, Inc.	40,418
73,000	Yamana Gold, Inc. (USD)	221,920
		7,611,957
Mexico: 3.7%
31,700	Fresnillo Plc (GBP) #	432,918
United Kingdom: 7.2%
38,900	Acacia Mining Plc #	156,690
195,200	Lydian International Ltd. (CAD) *	36,823
7,100	Randgold Resources Ltd. (ADR)	644,751
		838,264
United States: 10.0%
18,000	Newmont Mining Corp.	478,440
5,200	Royal Gold, Inc.	266,708
36,654	Tahoe Resources, Inc. (CAD)	367,457
5,000	Tahoe Resources, Inc.	50,150
		1,162,755
Total Common Stocks (Cost: $10,341,389)		11,429,154
MONEY MARKET FUND: 1.5% (Cost: $173,382)
173,382	AIM Treasury Portfolio - Institutional Class	173,382
Total Investments: 99.8% (Cost: $10,514,771)		11,602,536
Other assets less liabilities: 0.2%		19,651
NET ASSETS: 100.0%		$11,622,187

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,767,151 which represents 15.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $92,845, or 0.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	1.3%	$152,897
Gold	84.9	9,849,620
Precious Metals & Minerals	7.7	892,303
Silver	4.6	534,334
Money Market Fund	1.5	173,382
	100.0%	$11,602,536

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$205,717	$1,177,543	$—	$1,383,260
Canada	7,611,957	—	—	7,611,957
Mexico	—	432,918	—	432,918
United Kingdom	681,574	156,690	—	838,264
United States	1,162,755	—	—	1,162,755
Money Market Fund	173,382	—	—	173,382
Total	$9,835,385	$1,767,151	$—	$11,602,536

See Notes to Consolidated Schedule of Investments

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments and presents additional information about valuation methodologies and unobservable inputs, if applicable, is located in the Consolidated Schedule of Investments.

Basis for Consolidation—The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is currently a wholly-owned subsidiary of the Fund and acts as an investment vehicle in order to effect certain investments on behalf of the Fund.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2016 was $11,178,391 and net unrealized appreciation aggregated to $424,145 of which $1,884,476 related to appreciated securities and $1,460,331 related to depreciated securities.

Subsequent Event - Effective May 1, 2016, Van Eck Global and its businesses and investment offerings are operating under the single global brand VanEck. Accordingly, the Van Eck VIP Trust is now known as the VanEck VIP Trust.

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.6%
Bermuda: 0.7%
114,300	Golar LNG Ltd. (USD)	$2,053,971
Brazil: 0.0%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	0
Canada: 17.3%
27,822	Agnico-Eagle Mines Ltd.	1,006,626
331,500	Agnico-Eagle Mines Ltd. (USD)	11,987,040
75,200	Agrium, Inc. (USD)	6,639,408
612,300	Barrick Gold Corp. (USD)	8,315,034
845,700	Eldorado Gold Corp. (USD)	2,672,412
1,339,200	First Quantum Minerals Ltd.	7,053,034
604,900	Goldcorp, Inc. (USD)	9,817,527
209,500	Kinross Gold Corp. (USD) *	712,300
860,800	New Gold, Inc. (USD) *	3,210,784
36,050	Osisko Gold Royalties Ltd.	384,996
		51,799,161
Israel: 0.2%
24,000	SolarEdge Technologies, Inc. (USD) *	603,360
Kuwait: 1.0%
3,890,609	Kuwait Energy Plc (GBP) * # § ø	3,134,524
Monaco: 0.4%
189,600	Scorpio Tankers, Inc. (USD)	1,105,368
South Africa: 0.4%
863,700	Petra Diamonds Ltd. (GBP) #	1,305,614
Switzerland: 4.2%
5,558,465	Glencore Xstrata Plc (GBP) * #	12,497,976
United Kingdom: 3.2%
105,400	Randgold Resources Ltd. (ADR)	9,571,374
United States: 70.2%
183,600	Anadarko Petroleum Corp.	8,550,252
132,500	Baker Hughes, Inc.	5,807,475
243,700	CF Industries Holdings, Inc.	7,637,558
136,500	Cimarex Energy Co.	13,277,355
295,000	Commercial Metals Co.	5,006,150
131,450	Concho Resources, Inc. *	13,281,708
472,500	Consol Energy, Inc.	5,334,525
174,236	Diamondback Energy, Inc. *	13,447,534
165,600	EOG Resources, Inc.	12,019,248
322,000	Freeport-McMoRan Copper & Gold, Inc.	3,329,480
270,800	Gulfport Energy Corp. *	7,674,472
316,000	Halliburton Co.	11,287,520
38,600	Hess Corp.	2,032,290
301,000	Kinder Morgan, Inc.	5,375,860
346,100	Laredo Petroleum, Inc. *	2,744,573
454,400	Louisiana-Pacific Corp. *	7,779,328
496,600	Nabors Industries Ltd.	4,568,720
321,950	Newfield Exploration Co. *	10,704,838
406,200	Parsley Energy, Inc. *	9,180,120
129,400	Patterson-UTI Energy, Inc.	2,280,028
45,200	PDC Energy, Inc. *	2,687,140
108,300	Pioneer Natural Resources Co.	15,242,142
30,100	RSP Permian, Inc. *	874,104
162,500	Schlumberger Ltd.	11,984,375
114,300	SemGroup Corp.	2,560,320
135,400	SM Energy Co.	2,537,396
216,700	Steel Dynamics, Inc.	4,877,917
101,100	Sunrun, Inc. *	655,128
282,800	Superior Energy Services, Inc.	3,786,692
39,100	Union Pacific Corp.	3,110,405
162,500	Valero Energy Corp.	10,422,750
		210,057,403
Total Common Stocks (Cost: $352,962,967)		292,128,751
MONEY MARKET FUND: 1.2% (Cost: $3,652,897)
3,652,897	AIM Treasury Portfolio - Institutional Class	3,652,897
Total Investments: 98.8% (Cost: $356,615,864)		295,781,648
Other assets less liabilities: 1.2%		3,640,624
NET ASSETS: 100.0%		$299,422,272

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,938,114 which represents 5.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,134,524 which represents 1.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $3,134,524, or 1.0% of net assets.

Restricted securities held by the Fund as of March 31, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$3,134,524	1.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	62.2%	$183,955,300
Industrials	1.3	3,765,533
Information Technology	0.2	603,360
Materials	35.1	103,804,558
Money Market Fund	1.2	3,652,897
	100.0%	$295,781,648

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$2,053,971	$—	$—	$2,053,971
Brazil	—	—	0	0
Canada	51,799,161	—	—	51,799,161
Israel	603,360	—	—	603,360
Kuwait	—	—	3,134,524	3,134,524
Monaco	1,105,368	—	—	1,105,368
South Africa	—	1,305,614	—	1,305,614
Switzerland	—	12,497,976	—	12,497,976
United Kingdom	9,571,374	—	—	9,571,374
United States	210,057,403	—	—	210,057,403
Money Market Fund	3,652,897	—	—	3,652,897
Total	$278,843,534	$13,803,590	$3,134,524	$295,781,648

There were no transfers between levels during the period ended March 31, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2015	$0	$3,457,955
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	0	(323,431)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2016	$0	$3,134,524

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016:

	Value as of March 31, 2016	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$3,134,524	Market Comparable Transactions	Entitlement Multiple	9.00x	Increase
			Interest Multiple	1.45x	Increase
			Control Discount	20%	Decrease
			Marketability Discount	10%	Decrease
		Guideline Public Companies	Entitlement Multiple	7.00x - 12.00x	Increase
			Interest Multiple	0.55x - 3.40x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VANECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2016 was $363,810,909 and net unrealized depreciation aggregated to $68,029,261 of which $53,842,083 related to appreciated securities and $121,871,344 related to depreciated securities.

Subsequent Event - Effective May 1, 2016, Van Eck Global and its businesses and investment offerings are operating under the single global brand VanEck. Accordingly, the Van Eck VIP Trust is now known as the VanEck VIP Trust.

VANECK VIP LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 44.3%
3,266	Consumer Discretionary Select Sector SPDR Fund	$258,177
1,064	Health Care Select Sector SPDR Fund	72,118
6,205	Technology Select Sector SPDR Fund	275,254
Total Exchange Traded Funds (Cost: $571,823)		605,549

Principal Amount
SHORT-TERM INVESTMENTS: 14.6%
Government Obligation: 14.6% (Cost: $199,948)
$200,000	United States Treasury Bills 0.27%,05/05/16 (a)	199,948

Number of Shares
Money Market Fund: 11.3% (Cost: $154,281)
154,281	AIM Treasury Portfolio - Institutional Class	154,281
Total Short-term Investments (Cost: $354,229)		354,229
Total Investments: 70.2% (Cost: $926,052)		959,778
Other assets less liabilities: 29.8%		407,009
NET ASSETS: 100.0%		$1,366,787
SECURITIES SOLD SHORT: (17.9)%
EXCHANGE TRADED FUND: (17.9)% (Proceeds: $(230,259))

(2,244)	Powershares QQQ Trust, Series 1	(245,045)
Total Securities Sold Short (Proceeds: $(230,259))		$(245,045)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $469,204.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	63.1%	$605,549
Government	20.8	199,948
Money Market Fund	16.1	154,281
	100.0%	$959,778

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$605,549	$—	$—	$605,549
Short-term Investments
Government Obligation	—	199,948	—	199,948
Money Market Fund	154,281	—	—	154,281
Total	$759,830	$199,948	$—	$959,778

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(245,045)	$—	$—	$(245,045)

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedule of Investments

VANECK VIP LONG/SHORT EQUITY INDEX FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2016 was $927,836 and net unrealized appreciation aggregated to $31,942 of which $33,739 related to appreciation securities and $1,797 related to depreciated securities.

Subsequent Event - Effective May 1, 2016, Van Eck Global and its businesses and investment offerings are operating under the single global brand VanEck. Accordingly, the Van Eck VIP Trust is now known as the VanEck VIP Trust.

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Principal
Amount			Value
CORPORATE BONDS: 10.5%
Argentina: 1.0%
USD	305,000	IRSA Propiedades Comerciales SA
		8.75%, 03/23/20 (c) 144A	$306,220
British Virgin Islands: 0.3%
	125,000	GTL Trade Finance, Inc.
		5.89%, 01/29/24 (c) Reg S	102,619
Mexico: 3.4%
	477,000	Coca-Cola Femsa SAB de CV
		3.88%, 11/26/23	495,804
	120,000	Corp. GEO SAB de CV
		9.25%, 05/02/16 (c) (d) * Reg S	78
	421,000	Gruma SAB de CV
		4.88%, 09/01/24 (c) Reg S	447,523
	149,000	JB y Cia SA de CV
		3.75%, 05/13/25 Reg S	150,287
			1,093,692
Netherlands: 1.5%
	687,000	Petrobras Global Finance BV
		6.85%, 06/05/15	482,617
United Kingdom: 1.2%
		AngloGold Ashanti Holdings Plc
	167,000	5.13%, 08/01/22	157,575
	82,000	5.38%, 04/15/20	81,078
	186,000	6.50%, 04/15/40	156,240
			394,893
United States: 3.1%
	358,000	Gerdau Holdings, Inc.
		7.00%, 01/20/20 Reg S	346,365
	718,000	Southern Copper Corp.
		5.88%, 04/23/45	640,646
			987,011
Total Corporate Bonds (Cost: $3,233,714)			3,367,052
FOREIGN GOVERNMENT OBLIGATIONS: 81.9%
Angola: 2.1%
		Angolan Government International Bond
	75,000	9.50%, 11/12/25 144A	68,531
	675,000	9.50%, 11/12/25 Reg S	616,781
			685,312
Argentina: 12.2%
		Argentine Republic Government International Bond
EUR	3,483,000	0.00%, 12/15/35 (a)	406,239
	1,066,480	7.82%, 12/31/33 (d) *	1,374,343
USD	371,540	8.28%, 12/31/33 (d) *	445,848
ARS	6,999,000	32.51%, 03/01/20 (f)	489,510
		Provincia de Buenos Aires
USD	618,000	9.13%, 03/16/24 144A	636,849
	531,000	10.88%, 01/26/21 Reg S	577,462
			3,930,251
Belarus: 0.1%
	40,000	Belarus International Bond
		8.95%, 01/26/18 Reg S	41,900
Brazil: 10.8%
		Brazilian Government International Bond
	555,000	2.63%, 01/05/23	477,300
	1,506,000	5.00%, 01/27/45	1,212,330
		Nota do Tesouro Nacional, Series F
BRL	2,044,000	10.00%, 01/01/21	512,932
	5,410,000	10.00%, 01/01/25	1,256,417
			3,458,979
Dominican Republic: 1.6%
		Dominican Republic International Bond
USD	226,000	6.88%, 01/29/26 144A	240,690
	255,000	7.50%, 05/06/21 Reg S	278,588
			519,278
Ghana: 1.4%
	478,000	Ghana Government International Bond
		10.75%, 10/14/30 Reg S	467,699
Guatamala: 1.4%
		Guatemala Government Bond
	150,000	4.88%, 02/13/28 Reg S	152,250
	276,000	5.75%, 06/06/22 Reg S	302,220
			454,470
Honduras: 0.7%
	203,000	Honduras Government International Bond
		8.75%, 12/16/20 Reg S	227,868
Indonesia: 9.9%
		Indonesian Treasury Bond
IDR	15,552,000,000	8.25%, 07/15/21	1,217,304
	15,000,000,000	8.38%, 09/15/26	1,183,412
	10,000,000,000	8.75%, 05/15/31	793,581
			3,194,297
Ivory Coast: 1.2%
USD	411,000	Ivory Coast Government International Bond
		5.38%, 07/23/24 Reg S	379,147
Malaysia: 4.2%
		Malaysia Government Bond
MYR	1,741,000	3.66%, 10/15/20	450,777
	3,480,000	3.80%, 08/17/23	896,506
			1,347,283
Mexico: 8.9%
		Mexican Government International Bond
MXN	19,456,200	7.75%, 11/13/42	1,271,077
	3,660,000	7.75%, 05/29/31	239,298
	18,100,000	10.00%, 12/05/24	1,346,970
			2,857,345
Pakistan: 0.7%
USD	228,000	Pakistan Government International Bond
		7.25%, 04/15/19 Reg S	240,477
Paraguay: 2.1%
		Paraguay Government International Bond
	533,000	4.63%, 01/25/23 Reg S	540,995
	120,000	5.00%, 04/15/26 144A	120,900
			661,895
Peru: 8.8%
		Peruvian Government International Bond
PEN	1,702,000	6.90%, 08/12/37 Reg S	488,158
	4,092,000	6.95%, 08/12/31 Reg S	1,203,797
	3,415,000	8.20%, 08/12/26 Reg S	1,124,608
			2,816,563
Philippines: 1.5%
PHP	19,375,000	Philippine Government International Bond
		6.25%, 01/14/36	470,252
Russia: 4.4%
RUB	99,263,000	Russian Federal Bond
		8.15%, 02/03/27	1,407,648
Slovakia: 0.5%
USD	130,000	Slovakia Government International Bond
		4.38%, 05/21/22 Reg S	147,559
South Africa: 4.5%
ZAR	19,596,000	South Africa Government Bond
		10.50%, 12/21/26	1,451,528
South Korea: 3.0%
		Korea International Bond
USD	428,000	3.88%, 09/11/23	479,809
	377,000	5.63%, 11/03/25	482,786
			962,595
Tunisia: 0.4%
	144,000	Banque Centrale de Tunisie International Bond
		5.75%, 01/30/25 Reg S	125,100
Vietnam: 0.5%
	166,067	Vietnam Government International Bond
		4.00%, 05/04/16 (c) (s)	163,368
Zambia: 1.0%
	377,000	Zambia Government International Bond
		8.97%, 07/30/27 Reg S	312,910
Total Foreign Government Obligations (Cost: $25,159,780)			26,323,724

Number of Shares
MONEY MARKET FUND: 7.1% (Cost: $2,286,949)
	2,286,949	AIM Treasury Portfolio - Institutional Class	2,286,949
Total Investments: 99.5% (Cost: $30,680,443)			31,977,725
Other assets less liabilities: 0.5%			158,013
NET ASSETS: 100.0%			$32,135,738

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

(a)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Argentina. The rate shown reflects the rate in effect at the end of the reporting period
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,373,190, or 4.3% of net assets.

As of March 31, 2016, the Fund held the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	USD	2,332,547	EUR	2,080,365	4/1/2016	$34,700
State Street Bank & Trust Company	EUR	134,724	USD	149,226	4/1/2016	(4,076)
State Street Bank & Trust Company	EUR	255,808	USD	280,636	4/1/2016	(10,447)
State Street Bank & Trust Company	EUR	1,689,833	USD	1,853,291	4/1/2016	(69,570)
State Street Bank & Trust Company	CLP	398,647,897	USD	579,556	4/8/2016	(15,354)
State Street Bank & Trust Company	CLP	492,037,727	USD	713,771	4/8/2016	(20,508)
State Street Bank & Trust Company	USD	578,732	CLP	394,695,224	4/8/2016	10,280
State Street Bank & Trust Company	USD	290,211	CLP	198,475,302	4/8/2016	5,978
State Street Bank &Trust Company	USD	435,059	CLP	297,515,097	4/8/2016	8,929
State Street Bank & Trust Company	USD	580,422	PEN	1,999,670	4/11/2016	21,480
State Street Bank & Trust Company	PEN	1,999,670	USD	591,443	4/11/2016	(10,459)
Net unrealized depreciation on forward foreign currency contracts						$(49,047)

CLP	Chilean Peso
EUR	Euro
PEN	Peruvian Nuevo Sol
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.6%	$1,484,523
Consumer, Non-cyclical	3.4	1,093,614
Energy	1.5	482,617
Financial	2.8	883,682
Government	80.5	25,746,262
Industrial	0.0	78
Money Market Fund	7.2	2,286,949
	100.0%	$31,977,725

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,367,052	$—	$3,367,052
Foreign Government Obligations*	—	26,323,724	—	26,323,724
Money Market Fund	2,286,949	—	—	2,286,949
Total	$2,286,949	$29,690,776	$—	$31,977,725
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(49,047)	$—	$(49,047)

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedule of Investments

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2016 was $30,734,770 and net unrealized appreciation aggregated to $1,242,955 of which $1,380,287 related to appreciated securities and $137,332 related to depreciated securities.

Subsequent Event - Effective May 1, 2016, Van Eck Global and its businesses and investment offerings are operating under the single global brand VanEck. Accordingly, the Van Eck VIP Trust is now known as the VanEck VIP Trust.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck VIP Trust

Date: May 27, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: May 27, 2016